LIBERTY HIGH YIELD SECURITIES FUND, LIBERTY STRATEGIC INCOME FUND, LIBERTY TAX-MANAGED GROWTH FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY TAX-MANAGED GROWTH FUND II, LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY MONEY MARKET FUND, LIBERTY NEWPORT GLOBAL EQUITY FUND, LIBERTY SELECT VALUE FUND, THE LIBERTY FUND, LIBERTY FEDERAL SECURITIES FUND, LIBERTY CONTRARIAN INCOME FUND, LIBERTY INTERMEDIATE GOVERNMENT INCOME FUND, LIBERTY QUALITY PLUS BOND FUND, LIBERTY CORPORATE BOND FUND, LIBERTY TAX-EXEMPT FUND, LIBERTY TAX-EXEMPT INSURED FUND, LIBERTY UTILITIES FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY CALIFORNIA TAX-EXEMPT FUND, LIBERTY CONNECTICUT TAX-EXEMPT FUND, LIBERTY MASSACHUSETTS TAX-EXEMPT FUND, LIBERTY NEW YORK TAX-EXEMPT FUND, LIBERTY LARGE COMPANY INDEX FUND, LIBERTY U.S. TREASURY INDEX FUND, LIBERTY SMALL COMPANY INDEX FUND, LIBERTY INTERMEDIATE TAX-EXEMPT BOND FUND, LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEW YORK INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY FLORIDA INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEWPORT ASIA PACIFIC FUND, LIBERTY SMALL-CAP VALUE FUND, LIBERTY GROWTH & INCOME FUND, LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT EUROPE FUND, LIBERTY INCOME FUND, LIBERTY INTERMEDIATE BOND FUND, LIBERTY HIGH-YIELD MUNICIPAL FUND, LIBERTY MANAGED MUNICIPALS FUND, LIBERTY FLOATING RATE ADVANTAGE FUND, LIBERTY FLOATING RATE FUND, LIBERTY EUROPEAN THEMATIC EQUITY FUND, LIBERTY GLOBAL THEMATIC EQUITY FUND, LIBERTY GROWTH STOCK FUND, LIBERTY INTERNATIONAL EQUITY FUND, LIBERTY YOUNG INVESTOR FUND, LIBERTY ASSET ALLOCATION FUND, LIBERTY STRATEGIC EQUITY FUND, LIBERTY LARGE CAP CORE FUND, LIBERTY EQUITY GROWTH FUND, LIBERTY EQUITY VALUE FUND, LIBERTY SMALL CAP FUND, LIBERTY SMALL COMPANY EQUITY FUND, LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND

     Supplement to the Prospectuses and Statements of Additional Information

     On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. ("NPMI"), merged into Columbia Management Advisers, Inc. ("Columbia"), a registered investment adviser. Each of the four merging companies was a registered investment adviser and advised various funds in the Liberty family of funds. Columbia, a direct subsidiary of Columbia Management Group, Inc. ("CMG"), is the surviving company in these mergers and is now the investment adviser to each of the funds listed above.

     In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. ("NFMI"), a subsidiary of NPMI and a registered investment adviser that advised several funds in the Liberty family of funds, merged into NPMI. As a result of NPMI's merger into Columbia, Columbia is now the adviser to the Funds previously advised by NFMI.

     The mergers will not change the way your fund is managed, the investment personnel assigned to manage your fund or the fees paid by your fund to Columbia.

G-36/328N-0303                                                     April 1, 2003


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